11. LOANS FROM RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Loans From Related Party Details Narrative
Extinguishment of the debt		$ 614,682		$ 614,682	$ 37,282,824	$ 0
Converted at a price Share	$ 5.00		$ 5.00
Money loaned by CEO			$ 1,297,000	0	320,000	6,583,436
Amount repaid to related party for debt			506,981	961,324	1,204,093	3,324,686
Interest expense	$ 44,131	$ 32,008	$ 67,418	$ 32,008	32,008	340,050
Accrued Interest					5,788	1,126
Notes issued						8,774,327
Principal amount						$ 1,009,624
Interest Rates			10.00%
Script costs and payables	$ 594,315		$ 594,315
Dolphin Films owed DE			$ 1,818,661		$ 684,326